ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Par/Shares	Value
(Cost and value in $000s)
ARGENTINA 0.2%
Government Bonds 0.2%
Republic of Argentina, 2.00%, 9/30/14	20,310,000	6,482
Total Argentina (Cost $7,622)		6,482
AUSTRALIA 0.1%
Corporate Bonds 0.1%
Australia & New Zealand Banking Group, STEP
4.45%, 2/5/15 (EUR)	1,223,000	1,711
Westpac Banking, 2.875%, 6/25/08 (EUR)	659,000	925
Total Australia (Cost $2,326)		2,636
AUSTRIA 6.2%
Government Bonds 6.2%
Republic of Austria, 4.00%, 7/15/09	60,000,000	85,158
Republic of Austria, 5.50%, 10/20/07 (1)	40,000,000	56,898
Republic of Austria, 5.50%, 1/15/10	12,134,000	17,763
Republic of Austria, 6.25%, 7/15/27	1,504,000	2,577
Total Austria (Cost $145,384)		162,396
BELGIUM 2.6%
Corporate Bonds 0.1%
Elia System Operator, 4.75%, 5/13/14	1,573,000	2,214
		2,214
Government Bonds 2.5%
Kingdom of Belgium, 3.00%, 3/28/10	22,800,000	31,599
Kingdom of Belgium, 5.00%, 3/28/35	22,710,000	33,699
		65,298
Total Belgium (Cost $66,232)		67,512
BRAZIL 2.4%
Government Bonds 2.4%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	28,850,000	25,017
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/24	1,500,000	1,303
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	26,192,000	13,599
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	18,971,000	9,699
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	25,265,000	12,630
Total Brazil (Cost $54,615)		62,248
CANADA 1.9%
Government Bonds 1.9%
Canada Housing Trust, 4.80%, 6/15/12	19,000,000	19,371
Government of Canada, 5.75%, 6/1/33	10,363,000	12,429
Province of Ontario, 5.00%, 3/8/14	18,763,000	19,282
Total Canada (Cost $47,476)		51,082
CAYMAN ISLANDS 0.1%
Corporate Bonds 0.1%
BES Finance, 6.25%, 5/17/11 (EUR)	1,129,000	1,670
Total Cayman Islands (Cost $1,503)		1,670
DENMARK 0.8%
Corporate Bonds 0.1%
Nordic Telephone, 8.25%, 5/1/16 (EUR)(1)	765,000	1,140
		1,140
Government Bonds 0.7%
Kingdom of Denmark, 5.00%, 11/15/13	83,415,000	16,487
Kingdom of Denmark, 7.00%, 11/10/24	11,285,000	2,757
		19,244
Total Denmark (Cost $17,805)		20,384
FINLAND 0.1%
Corporate Bonds 0.1%
Nordea Bank, 5.75%, 3/26/14	1,598,000	2,294
Total Finland (Cost $2,106)		2,294
FRANCE 13.5%
Corporate Bonds 0.7%
Aventis, 4.25%, 9/15/10	1,411,000	1,981
BNP Paribas, 5.25%, 12/17/12	1,900,000	2,724
Casino Guichard, 4.875%, 4/10/14	1,600,000	2,189
Credit Agricole, STEP, 5.00%, 6/29/49 (GBP)	2,500,000	4,441
France Telecom, 7.25%, 1/28/13	1,250,000	1,961
Gie Suez Alliance, 5.125%, 6/24/15 (2)	1,129,000	1,619
Schneider Electric, 4.50%, 1/17/14	1,500,000	2,059
Veolia Environment, 4.875%, 5/28/13	1,100,000	1,535
Vivendi Environment, 5.875%, 2/1/12	931,000	1,361
		19,870
Government Bonds 12.8%
Government of France, 3.75%, 1/12/12	112,890,000	157,649
Government of France, 4.25%, 4/25/19	3,800,000	5,296
Government of France, 4.75%, 10/25/12	12,150,000	17,672
Government of France, 5.50%, 4/25/10	46,950,000	68,929
Government of France, 5.50%, 4/25/29	19,749,000	31,219
Government of France, 5.75%, 10/25/32	34,240,000	56,383
		337,148
Total France (Cost $331,449)		357,018
GERMANY 7.6%
Corporate Bonds 3.9%
Deutsche Bank, 5.125%, 1/31/13	1,900,000	2,659
Deutsche Genossenschaft-Hypothekenbank, 4.00%, 10/31/16	36,000,000	48,877
EnBW International Finance, 5.875%, 2/28/12	1,129,000	1,666
Eurohypo, 4.50%, 1/21/13	16,000,000	22,770
KFW, 4.70%, 6/2/37 (CAD)	8,353,000	8,022
KFW, 5.50%, 12/7/15 (GBP)	8,200,000	16,701
Linde Finance, 4.75%, 4/24/17	1,700,000	2,269
		102,964
Government Bonds 3.7%
Bundesrepublic, 3.50%, 1/4/16	3,084,000	4,146
Bundesrepublic, 3.75%, 1/4/17	2,000,000	2,726
Bundesrepublic, 4.00%, 1/4/37	4,018,000	5,182
Bundesrepublic, 4.50%, 1/4/13	36,340,000	52,422
Bundesrepublic, 4.75%, 7/4/28	10,878,000	15,740
Bundesrepublic, 4.75%, 7/4/34	7,383,000	10,724
Bundesrepublic, 5.50%, 1/4/31	4,005,000	6,393
		97,333
Total Germany (Cost $194,146)		200,297
GREECE 0.1%
Government Bonds 0.1%
Hellenic Republic, 4.60%, 5/20/13	2,163,000	3,107
Total Greece (Cost $2,355)		3,107
HONG KONG 0.1%
Corporate Bonds 0.1%
Hutchinson Whampoa, 5.875%, 7/8/13 (EUR)	1,033,000	1,521
Total Hong Kong (Cost $1,409)		1,521
HUNGARY 0.2%
Government Bonds 0.2%
Government of Hungary, 6.25%, 6/12/08	1,182,800,000	6,648
Total Hungary (Cost $6,306)		6,648
IRELAND 2.9%
Corporate Bonds 2.4%
Bank of Ireland, 6.45%, 2/10/10	1,504,000	2,205
DEPFA ACS Bank, CMO, 4.375%, 1/15/15	36,000,000	50,456
GE Capital European Funding, 3.50%, 2/14/13	2,500,000	3,307
GE Capital UK Funding, 5.625%, 12/12/14 (GBP)	2,304,000	4,556
Irish Life & Permanent, 6.25%, 2/15/11	2,000,000	2,979
		63,503
Government Bonds 0.5%
Republic of Ireland, 4.00%, 4/18/10	2,962,000	4,198
Republic of Ireland, 5.00%, 4/18/13	5,737,000	8,439
		12,637
Total Ireland (Cost $70,392)		76,140
ITALY 5.5%
Corporate Bonds 0.5%
Banca Intesa, 5.85%, 5/8/14	1,598,000	2,311
Banca Monte Dei Paschi di Siena, FRN, 4.50%, 9/24/15	1,598,000	2,257
Edison S.p.A., 5.125%, 12/10/10	941,000	1,342
Lottomatica S.p.A., 4.80%, 12/22/08	800,000	1,130
Olivetti Finance, 5.875%, 1/24/08	379,000	540
Olivetti Finance, 6.875%, 1/24/13	1,500,000	2,295
Sanpaolo IMI S.p.A., 3.75%, 6/9/15	1,504,000	2,071
Telecom Italia S.p.A., 5.375%, 1/29/19	600,000	823
Telecom Italia, FRN, 7.25%, 4/20/11	1,010,000	1,534
		14,303
Government Bonds 5.0%
Republic of Italy, 4.25%, 8/1/14	13,261,000	18,766
Republic of Italy, 5.00%, 10/15/07	10,288,000	14,634
Republic of Italy, 5.25%, 8/1/17	22,760,000	34,154
Republic of Italy, 6.00%, 11/1/07	31,788,000	45,263
Republic of Italy, 6.00%, 5/1/31	8,418,000	13,836
Republic of Italy, 7.25%, 11/1/26	2,335,653	4,326
		130,979
Total Italy (Cost $114,141)		145,282
JAMAICA 0.2%
Government Bonds 0.2%
Government of Jamaica, 10.625%, 6/20/17 (USD)	5,250,000	6,274
Total Jamaica (Cost $6,317)		6,274
JAPAN 21.7%
Corporate Bonds 0.1%
Mizuho Capital Investment, 5.02%, 6/29/49 (EUR)	800,000	1,093
Sumitomo Mitsui Bank, 4.375%, 7/29/49 (EUR)	1,450,000	1,808
		2,901
Government Bonds 21.6%
Government of Japan, 1.00%, 12/20/12	3,051,800,000	26,238
Government of Japan, 1.00%, 6/10/16	3,394,653,500	28,949
Government of Japan, 1.10%, 9/20/12	742,850,000	6,428
Government of Japan, 1.10%, 12/10/16	3,518,768,400	30,274
Government of Japan, 1.30%, 12/20/13	7,838,250,000	68,128
Government of Japan, 1.30%, 3/20/15	2,747,000,000	23,677
Government of Japan, 1.40%, 3/21/11	6,007,500,000	52,866
Government of Japan, 1.40%, 3/20/12	3,594,400,000	31,612
Government of Japan, 1.40%, 12/20/15	3,800,000,000	32,815
Government of Japan, 1.50%, 6/20/12	8,246,450,000	72,802
Government of Japan, 1.70%, 9/20/16	11,066,750,000	97,327
Government of Japan, 1.90%, 3/20/25	6,076,350,000	51,543
Government of Japan, 2.00%, 6/20/22	2,638,250,000	23,078
Government of Japan, 2.00%, 12/20/33	2,387,850,000	19,231
Government of Japan, 2.20%, 6/22/20	557,700,000	5,045
		570,013
Total Japan (Cost $556,977)		572,914
JERSEY 0.1%
Corporate Bonds 0.1%
Travelers Insurance, 5.75%, 12/6/11 (GBP)	1,504,000	3,036
Total Jersey (Cost $2,704)		3,036
LUXEMBOURG 0.1%
Corporate Bonds 0.1%
Arcelor Finance, 4.625%, 11/7/14	1,100,000	1,467
Total Luxembourg (Cost $1,432)		1,467
MALAYSIA 1.5%
Government Bonds 1.5%
Government of Malaysia, 3.718%, 6/15/12	114,237,000	33,685
Government of Malaysia, 3.756%, 4/28/11	19,817,000	5,852
Total Malaysia (Cost $38,380)		39,537
MEXICO 3.3%
Corporate Bonds 0.1%
Pemex Project Funding Master Trust, 6.25%, 8/5/13 (EUR)	2,100,000	3,122
		3,122
Government Bonds 3.2%
United Mexican States, 8.00%, 12/17/15	470,080,000	43,561
United Mexican States, 9.00%, 12/22/11	59,280,000	5,693
United Mexican States, 9.00%, 12/20/12	303,500,000	29,984
United Mexican States, 9.50%, 12/18/14	50,055,000	5,012
		84,250
Total Mexico (Cost $86,140)		87,372
NETHERLANDS 3.3%
Corporate Bonds 1.3%
Bank Nederlandse Gemeenten, 4.625%, 9/13/12	17,100,000	24,502
Cemex Finance, 4.75%, 3/5/14	850,000	1,132
ING Bank, 5.50%, 1/4/12	1,129,000	1,628
Rabobank Nederland, 3.125%, 7/19/10	800,000	1,095
RWE Finance, 5.375%, 4/18/08	847,000	1,207
RWE Finance, 6.375%, 6/3/13 (GBP)	2,104,000	4,346
		33,910
Government Bonds 2.0%
Government of Netherlands, 5.25%, 7/15/08	33,000,000	47,321
Government of Netherlands, 5.50%, 1/15/28	4,266,000	6,747
		54,068
Total Netherlands (Cost $77,739)		87,978
POLAND 1.3%
Government Bonds 1.3%
Government of Poland, 5.25%, 10/25/17	57,340,000	20,885
Government of Poland, 6.25%, 10/24/15	37,670,000	14,675
Total Poland (Cost $33,434)		35,560
RUSSIA 0.4%
Corporate Bonds 0.1%
Gaz Capital, 4.56%, 12/9/12 (EUR)	2,500,000	3,340
		3,340
Government Bonds 0.3%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	5,501,457	6,162
		6,162
Total Russia (Cost $9,088)		9,502
SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)(2)	13,265,000	12,552
Total Serbia (Cost $12,471)		12,552
SOUTH AFRICA 0.6%
Government Bonds 0.6%
Republic of South Africa, 13.00%, 8/31/10 (2)	96,068,000	15,375
Total South Africa (Cost $16,804)		15,375
SPAIN 4.9%
Corporate Bonds 0.8%
Altadis Emisiones Financieras, 4.00%, 12/11/15	800,000	1,010
Banco Bilbao Vizcaya Argentaria, 4.375%, 10/20/19	800,000	1,070
Instituto de Credito Oficial, 5.50%, 3/8/11 (AUD)	17,375,000	14,758
Telefonica, 4.375%, 2/2/16	350,000	465
Telefonica Europe, 5.125%, 2/14/13	1,650,000	2,346
		19,649
Government Bonds 4.1%
Kingdom of Spain, 4.00%, 1/31/10	27,134,000	38,524
Kingdom of Spain, 5.75%, 7/30/32	14,700,000	24,143
Kingdom of Spain, 6.00%, 1/31/08	32,164,000	45,989
		108,656
Total Spain (Cost $106,457)		128,305
SUPRANATIONAL 2.6%
Corporate Bonds 2.6%
Eurofima, 6.50%, 8/22/11 (AUD)	10,680,000	9,339
European Investment Bank, 4.75%, 10/15/17 (EUR)	18,300,000	26,495
European Investment Bank, 8.00%, 10/21/13 (ZAR)	20,000,000	2,717
European Investment Bank, 8.75%, 8/25/17 (GBP)	6,500,000	16,569
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	13,300,000	12,414
Total Supranational (Cost $63,638)		67,534
SWEDEN 2.6%
Corporate Bonds 0.2%
Svenska Handelsbanken, 6.125%, 3/29/49 (GBP)	1,504,000	3,043
Vattenfall Treasury, 6.00%, 4/3/09 (EUR)	781,000	1,133
		4,176
Government Bonds 2.4%
Kingdom of Sweden, 5.00%, 1/28/09 (2)	371,280,000	58,081
Kingdom of Sweden, 5.25%, 3/15/11	32,650,000	5,209
		63,290
Total Sweden (Cost $60,583)		67,466
SWITZERLAND 0.3%
Corporate Bonds 0.3%
Credit Suisse Group, 6.375%, 6/7/13 (EUR)	1,129,000	1,683
UBS (Jersey Branch), 4.50%, 9/16/19 (EUR)	2,700,000	3,688
Xstrata Finance Canada, 5.25%, 6/13/17 (EUR)	1,700,000	2,310
Total Switzerland (Cost $7,347)		7,681
TURKEY 2.4%
Government Bonds 2.4%
Republic of Turkey, 14.00%, 1/19/11	43,945,000	34,358
Republic of Turkey, 16.00%, 3/7/12	36,270,000	30,282
Total Turkey (Cost $55,637)		64,640
UNITED KINGDOM 5.5%
Corporate Bonds 1.4%
Barclays, 5.75%, 3/8/11 (EUR)	1,700,000	2,467
British Telecommunications, STEP, 8.00%, 12/7/16	2,500,000	5,676
HBOS, 4.375%, 10/30/19 (EUR)	2,000,000	2,650
HSBC Bank, 4.25%, 3/18/16 (EUR)	1,270,000	1,759
HSBC Holdings, 9.875%, 4/8/18	2,320,000	5,453
Imperial Tobacco Finance, 6.875%, 6/13/12	1,504,000	3,100
National Grid Transco, 5.00%, 7/2/18 (EUR)	386,000	518
Nationwide Building Society, 3.375%, 8/17/15 (EUR)	1,692,000	2,273
Rentokil Initial, 4.625%, 3/27/14 (EUR)	1,500,000	2,030
Rolls Royce, 4.50%, 3/16/11 (EUR)	819,000	1,151
Royal Bank of Scotland, STEP, 6.00%, 6/29/49	2,204,000	4,334
Scottish Power, 8.375%, 2/20/17	1,223,000	2,881
Standard Chartered Bank, 3.625%, 2/3/17 (EUR)	2,200,000	2,903
		37,195
Government Bonds 4.1%
United Kingdom Treasury, 4.25%, 3/7/11	10,305,000	20,483
United Kingdom Treasury, 4.25%, 6/7/32	43,280,000	82,821
United Kingdom Treasury, 8.75%, 8/25/17	1,690,000	4,436
		107,740
Total United Kingdom (Cost $141,062)		144,935
UNITED STATES 2.8%
Corporate Bonds 2.8%
AIG Sunamerica, 5.625%, 2/1/12 (GBP)	1,504,000	2,997
Allstate Life Funding, 6.375%, 1/17/11 (GBP)	1,504,000	3,079
Altria Finance, 5.625%, 6/24/08 (EUR)	1,549,000	2,212
American Express Credit, 3.625%, 10/13/09 (EUR)	1,692,000	2,362
American International Group, 4.875%, 3/15/67 (EUR)	2,300,000	3,027
Bank of America, 4.625%, 2/18/14 (EUR)	2,300,000	3,184
CIT Group, 4.25%, 9/22/11 (EUR)	600,000	774
Citigroup, 3.875%, 5/21/10 (EUR)	867,000	1,207
Citigroup, 4.75%, 2/10/19 (EUR)	1,100,000	1,502
Dow Chemical, 4.375%, 6/25/10 (EUR)(2)	994,000	1,403
GE Capital, 4.625%, 9/15/66 (EUR)	2,300,000	3,039
General Motors, 8.375%, 7/5/33 (EUR)(2)	1,650,000	2,041
General Motors Acceptance Corp., 5.75%, 9/27/10 (EUR)	800,000	1,073
Goldman Sachs, 3.75%, 2/4/13 (EUR)	1,300,000	1,723
International Lease Finance, 4.125%, 10/9/08 (EUR)	1,111,000	1,570
JPMorgan Chase, 4.25%, 6/9/11 (EUR)	1,223,000	1,700
JPMorgan Chase, FRN, 4.375%, 11/12/19 (EUR)	2,800,000	3,699
Lehman Brothers, 4.625%, 3/14/19 (EUR)	2,400,000	3,096
Manpower, 4.75%, 6/14/13 (EUR)	1,600,000	2,233
MBNA Europe, 4.50%, 1/23/09 (EUR)	1,035,000	1,469
Mellon Funding Corporation, 6.375%, 11/8/11 (GBP)	2,904,000	5,996
Merrill Lynch, 4.625%, 10/2/13 (EUR)	1,223,000	1,672
Monumental Global Funding, 5.375%, 3/13/09 (EUR)	1,223,000	1,754
Morgan Stanley, 5.125%, 11/30/15 (GBP)	2,000,000	3,672
New York Life Global Funding, 4.375%, 1/19/17 (EUR)	2,300,000	3,097
Pacific Life Funding, 5.125%, 1/20/15 (GBP)	1,504,000	2,874
Pacific Life Funding, 5.50%, 5/14/09 (EUR)	1,223,000	1,759
Principal Financial Global Funding, 4.50%, 1/22/09 (EUR)	1,223,000	1,731
Wachovia, 4.375%, 8/1/16 (EUR)	700,000	929
Wal-Mart Stores, 4.75%, 1/29/13 (GBP)	3,104,000	6,014
Total United States (Cost $68,466)		72,888

SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	74,942,173	74,942
Total Short-Term Investments (Cost $74,942)		74,942
SECURITIES LENDING COLLATERAL 2.0%
Money Market Pooled Account 2.0%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.205% (3)	51,835,160	51,835
Total Securities Lending Collateral (Cost $51,835)		51,835

Total Investments in Securities
103.2% of Net Assets (Cost $2,536,720)		$2,718,510

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$58,038 and represents 2.2% of net assets.
(2)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $49,531. See Note 2.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malyasian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

SWAPS 0.0%
Credit Default Swaps 0.0%	Notional Amount	Value
France 0.0%
Barclays, Protection Bought (Relevant Credit: Saint-Gobain
5.00%, 4/25/14), Pay 0.235%, Receive upon
credit default, 6/20/12	(1,100,000)	13
		13
Greece 0.0%
Morgan Stanley, Protection Bought (Relevant Credit: Hellenic
Telecommunications, 5.00%, 8/05/13), Pay 0.45%, Receive
upon credit default, 12/20/12	(1,375,000)	(1)
		(1)
Luxembourg 0.0%
JPMorgan, Protection Sold (Relevant Credit: Fiat S.p.A., 6.625%
12/1/09), Receive 0.58%, Pay upon credit default, 6/20/12	725,000	(1)
		(1)
Netherlands 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit:
HeidelbergCement, 4.75%, 4/9/09), Receive 0.38%, Pay upon
credit default, 6/20/12	1,100,000	(37)
		(37)
Supranational 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: ITRAXX
Series 7), Receive 0.30%, Pay upon credit default
6/20/12 (EUR)	1,850,000	(8)
		(8)
Sweden 0.0%
Morgan Stanley, Protection Bought (Relevant Credit: Telia
Sonera AB, 5.50%, 9/10/10), Pay 0.29%, Receive upon credit
default, 6/20/12 (EUR)	(1,375,000)	(5)
		(5)
Switzerland 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Holcim
Finance, 4.375%, 6/23/10), Pay 0.24%, Receive upon credit
default, 6/20/12 (EUR)	(1,100,000)	8
		8
United Kingdom 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Kelda
Group, 6.625%, 4/17/31), Pay 0.24%, Receive upon credit
default, 6/20/12 (EUR)	(1,775,000)	(4)
JPMorgan Chase, Protection Bought (Relevant Credit: United
Utilities, 6.875%, 8/15/28), Pay 0.24%, Receive upon credit
default, 6/20/12 (EUR)	(1,775,000)	(1)
		(5)
Total Credit Default Swaps		(36)
Interest Rate Swaps 0.0%
South Korea 0.0%
JPMorgan Chase, 5 Year Interest Rate Swap, Receive Fixed
5.055%, Pay Variable 5.04%, 6/7/12	4,636,000,000	(69)
JPMorgan Chase, 5 Year Interest Rate Swap, Receive Fixed
5.18%, Pay Variable 5.04%, 6/15/12	10,924,000,000	(104)
JPMorgan Chase, 5 Year Interest Rate Swap, Receive Fixed
5.20%, Pay Variable 5.04%, 6/15/12	10,924,000,000	(95)
JPMorgan Chase, 5 Year Interest Rate Swap, Receive Fixed
5.285%, Pay Variable 5.04%, 6/25/12	15,000,000,000	(86)
		(354)
United States 0.0%
Morgan Stanley, 5 Year Interest Rate Swap, Receive Fixed
3.873%, Pay Variable 3.715%, 11/23/11 (EUR)	5,000,000	(167)
		(167)
Total Interest Rate Swaps		(521)
Total Swaps (Premium Paid/Received $—)		(557)

Open Forward Currency Exchange Contracts at September 30, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	10/5/07	BRL	10,154	USD	5,437	$89
ABN Amro	10/5/07	USD	27,122	BRL	52,345	(1,366)
ABN Amro	11/21/07	CAD	26,835	USD	26,829	120
ABN Amro	11/21/07	PLN	68,833	EUR	18,178	86
ABN Amro	11/21/07	PLN	49,679	USD	18,592	149
ABN Amro	11/21/07	USD	18,537	BRL	37,955	(2,011)
ABN Amro	11/21/07	USD	26,179	MXN	288,150	(83)
ABN Amro	11/23/07	BRL	5,835	USD	2,964	194
ABN Amro	11/23/07	USD	8,662	BRL	16,580	(313)
Citibank	10/23/07	USD	408	USD	3,724,880	2
Citibank	11/21/07	CZK	89,789	USD	4,400	254
Citibank	11/21/07	GBP	11,937	USD	23,564	743
Citibank	11/21/07	KRW	7,678,718	USD	8,371	38
Citibank	11/21/07	TWD	568,544	USD	17,392	138
Citibank	11/21/07	USD	24,989	MXN	279,669	(500)
Citibank	11/21/07	USD	31,587	MYR	109,560	(640)
Citibank	11/23/07	IDR	113,579,550	USD	12,495	(132)
Citibank	11/23/07	USD	6,155	BRL	11,800	(232)
Citibank	11/23/07	USD	25,449	IDR	232,731,278	117
CS First Boston	10/5/07	BRL	40,485	USD	21,884	150
CS First Boston	11/21/07	KRW	44,991,859	USD	47,907	1,361
CS First Boston	12/21/07	USD	21,613	BRL	40,362	(169)
Dresdner Bank	11/21/07	EUR	1,666	USD	2,350	23
Dresdner Bank	11/21/07	JPY	111,281	USD	975	0
Dresdner Bank	11/21/07	SEK	259,847	EUR	27,760	671
JPMorgan Chase	10/5/07	BRL	1,707	IDR	919	10
JPMorgan Chase	10/23/07	IDR	3,724,880	USD	404	2
JPMorgan Chase	11/21/07	AUD	1,009	USD	892	(1)
JPMorgan Chase	11/21/07	CAD	3,654	USD	3,650	20
JPMorgan Chase	11/21/07	DKK	17,527	USD	3,350	(2)
JPMorgan Chase	11/21/07	EUR	13,240	USD	18,586	264
JPMorgan Chase	11/21/07	GBP	3,258	USD	6,578	57
JPMorgan Chase	11/21/07	JPY	1,948,007	USD	13,997	63
JPMorgan Chase	11/21/07	MXN	8,440	USD	765	4
JPMorgan Chase	11/21/07	PLN	5,860	USD	2,089	121
JPMorgan Chase	11/21/07	SGD	495	USD	327	8
JPMorgan Chase	11/21/07	USD	1,316	AUD	1,622	(117)
JPMorgan Chase	11/21/07	USD	1,501	DKK	8,179	(61)
JPMorgan Chase	11/21/07	USD	6,202	EUR	4,573	(307)
JPMorgan Chase	11/21/07	USD	574	GBP	285	(7)
JPMorgan Chase	11/21/07	USD	4,724	JPY	536,399	26
JPMorgan Chase	11/21/07	USD	706	PLN	1,980	(41)
JPMorgan Chase	11/21/07	USD	2,030	SEK	13,289	(26)
JPMorgan Chase	11/21/07	USD	3,371	TRY	4,305	(123)
JPMorgan Chase	11/21/07	ZAR	6,244	USD	872	28
JPMorgan Chase	11/23/07	IDR	1,456,728	USD	161	(2)
JPMorgan Chase	11/23/07	USD	7,209	BRL	14,000	(369)
State Street Bank	11/21/07	AUD	825	USD	713	16
State Street Bank	11/21/07	CAD	4,838	USD	4,707	153
State Street Bank	11/21/07	EUR	24,011	USD	32,507	1,678
State Street Bank	11/21/07	GBP	1,402	USD	2,830	24
State Street Bank	11/21/07	JPY	399,728	USD	3,523	(22)
State Street Bank	11/21/07	SGD	9,162	USD	6,016	182
State Street Bank	11/21/07	USD	670	DKK	3,689	(35)
State Street Bank	11/21/07	USD	21,369	EUR	15,199	(271)
State Street Bank	11/21/07	USD	519	HUF	101,235	(53)
State Street Bank	11/21/07	USD	43,737	JPY	5,022,887	(252)
State Street Bank	11/21/07	USD	21,169	MXN	236,785	(412)
State Street Bank	11/21/07	USD	2,427	PLN	6,810	(142)
State Street Bank	11/21/07	USD	32,954	SEK	228,487	(2,388)
State Street Bank	11/21/07	USD	54,280	TRY	75,813	(7,232)
State Street Bank	11/23/07	IDR	117,695,000	USD	13,194	(384)
UBS Securities	11/21/07	AUD	1,851	USD	1,472	163
UBS Securities	11/21/07	JPY	20,294,149	USD	179,445	(1,717)
UBS Securities	11/21/07	NOK	30,734	USD	5,173	503
UBS Securities	11/21/07	PLN	43,000	USD	15,067	1,154
UBS Securities	11/21/07	USD	4,416	CAD	4,669	(273)
UBS Securities	11/21/07	USD	7,742	ZAR	58,196	(647)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(11,719)

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 46 Canada Treasury ten year
contracts, $43 pledged as initial margin	12/07	$(5,142)	$39
Short, 65 U.S. Treasury two year
contracts, $61 pledged as initial margin	12/07	(13,458)	(52)
Short, 129 U.S. Treasury ten year
contracts, $120 pledged as initial margin	12/07	(14,098)	(14)
Net payments (receipts) of variation
margin to date			803
Variation margin receivable (payable)
on open futures contracts			$776

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Bond Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $49,531,000; aggregate collateral consisted of $51,835,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $2,536,720,000. Net unrealized gain aggregated $171,276,000 at period-end, of which $191,899,000 related to appreciated investments and $20,623,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $4,849,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $74,942,000 and $90,596,000, respectively.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Par/Shares	Value
(Cost and value in $000s)

ARGENTINA 6.6%
Government Bonds 6.6%
City of Buenos Aires, 7.00%, 5/23/08 (EUR)	76,500,000	53
City of Buenos Aires, 7.875%, 4/11/11 (USD)	6,067,000	5,938
City of Buenos Aires, STEP, 9.50%, 5/28/08	5,955,000	1,027
Province of Buenos Aires, 9.375%, 9/14/18 (USD)	5,500,000	4,765
Republic of Argentina, FRN, 0.63%, 12/31/38	28,795,435	3,978
Republic of Argentina, FRN, 1.33%, 12/31/38 (USD)	2,500,000	1,031
Republic of Argentina, FRN, 2.79%, 12/31/33	3,559,570	1,375
Republic of Argentina, 7.00%, 10/3/15 (USD)	21,155,000	17,368
Republic of Argentina, 7.00%, 4/17/17 (USD)	9,100,000	7,346
Total Argentina (Cost $45,592)		42,881
BARBADOS 0.2%
Government Bonds 0.2%
Government of Barbados, 6.625%, 12/5/35 (USD)	1,000,000	1,010
Total Barbados (Cost $1,020)		1,010
BRAZIL 20.0%
Government Bonds 20.0%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	20,895,000	18,119
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/45	1,000,000	875
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	44,810,000	23,266
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	16,461,000	8,416
Federal Republic of Brazil, 6.00%, 1/17/17 (USD)	11,700,000	11,831
Federal Republic of Brazil, 7.125%, 1/20/37 (USD)	20,000,000	22,370
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	10,650,000	13,658
Federal Republic of Brazil, 8.875%, 10/14/19 (USD)	5,700,000	7,125
Federal Republic of Brazil, 10.125%, 5/15/27 (USD)	12,290,000	17,913
Federal Republic of Brazil, 11.00%, 8/17/40 (USD)	5,000,000	6,694
Total Brazil (Cost $113,603)		130,267
COLOMBIA 2.6%
Corporate Bonds 0.1%
Distrito Capital de Bogota, 9.75%, 7/26/28	940,000,000	447
		447
Government Bonds 2.5%
Republic of Colombia, 7.375%, 1/27/17 (USD)	6,455,000	7,036
Republic of Colombia, 7.375%, 9/18/37 (USD)	6,120,000	6,738
Republic of Colombia, 12.00%, 10/22/15	4,450,000,000	2,469
		16,243
Total Colombia (Cost $15,972)		16,690
ECUADOR 0.7%
Government Bonds 0.7%
Republic of Ecuador, FRN, 10.00%, 8/15/30 (USD)	5,000,000	4,638
Total Ecuador (Cost $4,251)		4,638
EGYPT 1.6%
Corporate Bonds 0.6%
Orascom Telecom Finance, 7.875%, 2/8/14 (USD)	4,270,000	4,057
		4,057
Government Bonds 1.0%
Government of Egypt, Zero Coupon, 11/20/07	14,650,000	2,597
Government of Egypt, Zero Coupon, 1/29/08	10,075,000	1,763
Government of Egypt, Zero Coupon, 3/18/08	13,100,000	2,271
		6,631
Total Egypt (Cost $10,729)		10,688
GHANA 1.9%
Government Bonds 1.9%
Republic of Ghana, 8.50%, 10/4/17 (USD)	12,000,000	12,240
Total Ghana (Cost $12,000)		12,240
GRENADA 0.5%
Government Bonds 0.5%
Government of Grenada, FRN, 1.00%, 9/15/25 (USD)	5,800,000	3,234
Total Grenada (Cost $3,341)		3,234
INDONESIA 3.2%
Government Bonds 3.2%
Republic of Indonesia, 6.625%, 2/17/37 (USD)	10,001,000	9,607
Republic of Indonesia, 8.50%, 10/12/35 (USD)	6,465,000	7,645
Republic of Indonesia, 10.25%, 7/15/22	30,000,000,000	3,428
Total Indonesia (Cost $20,718)		20,680
IRAQ 4.0%
Government Bonds 4.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)	43,140,000	25,992
Total Iraq (Cost $30,750)		25,992
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, FRN, 1.90%, 3/29/18 (FRF) (1)(2)	12,350,000	937
Total Ivory Coast (Cost $1,074)		937
JAMAICA 4.8%
Corporate Bonds 1.2%
Air Jamaica Limited, 9.375%, 7/8/15 (USD)	1,925,000	2,079
Clarendon Alumina Production, 8.50%, 11/16/21 (USD)	2,400,000	2,520
Digicel, 8.875%, 1/15/15 (USD) (3)	1,500,000	1,410
Digicel, 9.25%, 9/1/12 (USD)	1,750,000	1,802
		7,811
Government Bonds 3.6%
Government of Jamaica, 9.00%, 6/2/15 (USD)	6,275,000	6,777
Government of Jamaica, 10.625%, 6/20/17 (USD)	13,685,000	16,354
		23,131
Total Jamaica (Cost $28,923)		30,942

LEBANON 1.8%
Corporate Bonds 1.7%
Banque Deu Liban, 10.00%, 4/25/15 (USD)	10,600,000	10,964
		10,964
Government Bonds 0.1%
Republic of Lebanon, 8.25%, 4/12/21 (USD)	600,000	531
		531
Total Lebanon (Cost $12,077)		11,495
MEXICO 8.2%
Corporate Bonds 2.8%
America Movil, 8.46%, 12/18/36 (3)	14,400,000	1,300
America Movil, 8.46%, 12/18/36	15,000,000	1,354
BBVA Bancomer SA, 6.008%, 5/17/22 (USD)	2,500,000	2,427
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (USD)	8,000,000	8,280
Pemex Project Funding Master Trust, STEP
8.625%, 2/1/22 (USD)	3,375,000	4,185
Petroleos Mexicanos, 9.91%, 7/16/15	9,638,000	987
		18,533
Government Bonds 5.4%
United Mexican States, 6.75%, 9/27/34 (USD)	12,350,000	13,461
United Mexican States, 8.00%, 12/19/13	162,080,000	15,021
United Mexican States, 8.00%, 12/17/15	50,000,000	4,633
United Mexican States, 9.00%, 12/22/11	19,275,000	1,851
		34,966
Total Mexico (Cost $53,353)		53,499

NIGERIA 0.4%
Corporate Bonds 0.4%
GTB Finance, 8.50%, 1/29/12 (USD)	2,900,000	2,806
Total Nigeria (Cost $2,801)		2,806

NORTH KOREA 0.2%
Government Bonds 0.2%
North Korea Debt Corp., Zero Coupon, 3/12/10 (DEM) (2)(4)	4,000,000	909
North Korea Debt Corp., Zero Coupon, 3/12/10 (CHF) (4)	2,000,000	535
Total North Korea (Cost $475)		1,444
PHILIPPINES 4.1%
Corporate Bonds 1.2%
National Power, 6.875%, 11/2/16 (USD)	2,400,000	2,400
National Power, FRN, 9.744%, 8/23/11 (USD) (3)	5,300,000	5,823
		8,223
Government Bonds 2.9%
Republic of Philippines, 7.50%, 9/25/24 (USD)	3,440,000	3,793
Republic of Philippines, 7.75%, 1/14/31 (USD)	9,540,000	10,601
Republic of Philippines, 10.625%, 3/16/25 (USD)	3,080,000	4,339
		18,733
Total Philippines (Cost $26,016)		26,956
RUSSIA 9.4%
Corporate Bonds 3.8%
Gazprom, 8.625%, 4/28/34 (USD)	5,830,000	7,419
Lukoil International Finance, 6.656%, 6/7/22 (USD)	2,375,000	2,245
OAO Gazprom, 7.288%, 8/16/37 (USD)	10,700,000	11,370
Red Arrow International, 8.375%, 3/31/12	35,384,026	1,450
VTB Capital, FRN, 5.956%, 8/1/08 (USD)(3)	2,000,000	1,985
		24,469
Government Bonds 5.6%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	29,038,499	32,523
Russian Federation, 11.00%, 7/24/18 (USD)	3,000,000	4,238
		36,761
Total Russia (Cost $60,294)		61,230
SERBIA 4.2%
Government Bonds 4.2%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)	28,520,000	26,987
Total Serbia (Cost $26,621)		26,987
SOUTH AFRICA 1.5%
Government Bonds 1.5%
Republic of South Africa, 5.875%, 5/30/22 (USD)	3,900,000	3,861
Republic of South Africa, 6.50%, 6/2/14 (USD)	2,700,000	2,842
Republic of South Africa, 13.00%, 8/31/10	20,000,000	3,201
Total South Africa (Cost $9,721)		9,904
SUPRANATIONAL 0.5%
Government Bonds 0.5%
African Development Bank, 9.00%, 5/17/10 (NGN)	75,500,000	618
International Bank for Reconstruction & Development
9.75%, 8/2/10 (ZAR)	20,400,000	2,951
Total Supranational (Cost $3,574)		3,569
TRINIDAD AND TOBAGO 0.5%
Corporate Bonds 0.5%
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (USD) (4)	3,080,000	2,964
Total Trinidad and Tobago (Cost $2,915)		2,964
TURKEY 12.9%
Government Bonds 12.9%
Republic of Turkey, 6.875%, 3/17/36 (USD)	15,750,000	15,081
Republic of Turkey, 7.00%, 6/5/20 (USD)	14,500,000	14,681
Republic of Turkey, 7.25%, 3/15/15 (USD)	1,000,000	1,044
Republic of Turkey, 8.00%, 2/14/34 (USD)	2,500,000	2,725
Republic of Turkey, 10.00%, 2/15/12	516,007	449
Republic of Turkey, 11.875%, 1/15/30 (USD)	2,100,000	3,264
Republic of Turkey, 14.00%, 1/19/11	50,833,700	39,744
Republic of Turkey, 16.00%, 3/7/12	4,000,000	3,340
Republic of Turkey, FRN, 18.56%, 1/12/11	4,000,000	3,354
Total Turkey (Cost $74,009)		83,682
UNITED STATES 0.9%
Corporate Bonds 0.9%
Trilogy International Partners, 8.86%, 6/27/12 (5)	6,000,000	5,805
Total United States (Cost $5,919)		5,805
URUGUAY 0.4%
Government Bonds 0.4%
Republic of Uruguay, 4.25%, 4/5/27	46,425,000	2,282
Total Uruguay (Cost $2,138)		2,282
VENEZUELA 4.9%
Corporate Bonds 4.9%
Petroleos de Venezuela, 5.25%, 4/12/17 (USD)	25,435,000	18,904
Petroleos de Venezuela, 5.375%, 4/12/27 (USD)	20,250,000	12,869
		31,773
Warrants 0.0%
Republic of Venezuela, Warrants, 4/15/20 (USD) (4)	7,140	268
		268
Total Venezuela (Cost $34,444)		32,041
VIETNAM 1.6%
Government Bonds 1.6%
Republic of Vietnam, FRN, 6.313%, 3/13/28 (USD)	4,750,000	4,655
Republic of Vietnam, 6.875%, 1/15/16 (USD)	5,200,000	5,467
Total Vietnam (Cost $9,056)		10,122
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Reserve Investment Fund, 5.46% (6)(7)	7,955,091	7,955
Total Short-Term Investments (Cost $7,955)		7,955
Total Investments in Securities
98.9% of Net Assets (Cost $619,341)		$642,940

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	In default with respect to payment of interest
(2)	Security is denominated in legacy currency indicated and trades in euro.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$10,518 and represents 1.6% of net assets.
(4)	Non-income producing
(5)	Restricted Securities
(6)	Seven-day yield
(7)	Affiliated company - see Note 4.
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
FRN	Floating-Rate Note
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
RSD	Serbian Dinar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish Lira
USD	U.S. Dollar
VND	Vietnamese Dong
ZAR	South African Rand

SWAPS 0.0%
	Notional Amount	Value
Credit Default Swaps 0.0%
Russia 0.0%
Morgan Stanley, Protection Sold (Relevant Credit: VTB Capital
6.25%, 6/30/35), Receive 0.87%, Pay upon credit default
11/18/11 (USD)	2,000,000	(20)
		(20)
Serbia 0.0%
Barclays, Protection Sold (Relevant Credit: Republic of Serbia
3.75%, 11/1/24), Receive 1.10%, Pay upon credit default
7/20/12 (USD)	4,750,000	(121)
		(121)
Turkey 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
Turkey, 11.875%, 1/15/30), Receive 3.00%, Pay upon credit
default, 6/20/16 (USD)	2,000,000	81
		81
Ukraine 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
Ukraine, 6.58%, 11/21/16), Receive 2.21%, Pay upon credit
default, 1/20/17 (USD)	5,000,000	(120)
		(120)
Total Swaps (Premium Paid/Received $—)		(180)

Open Forward Currency Exchange Contracts at September 30, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	10/3/07	TRY	7,200	USD	5,427	$512
ABN Amro	10/5/07	TRY	1,300	USD	979	92
ABN Amro	10/5/07	USD	6,241	TRY	8,333	(628)
ABN Amro	11/16/07	RSD	367,110	EUR	4,500	165
Citibank	2/13/08	VND	88,369,050	USD	5,465	9
JPMorgan Chase	10/3/07	USD	5,367	TRY	7,200	(573)
JPMorgan Chase	11/6/07	USD	4,486	MXN	50,000	(75)
JPMorgan Chase	11/13/07	USD	7,689	MXN	84,880	(51)
JPMorgan Chase	11/30/07	USD	30,293	BRL	60,760	(2,569)
State Street Bank	10/5/07	USD	10,149	TRY	13,600	(1,062)
State Street Bank	11/21/07	EUR	310	USD	419	23
State Street Bank	11/30/07	USD	6,079	BRL	12,000	(411)
UBS Securities	10/5/07	USD	18,208	TRY	24,350	(1,865)
UBS Securities	10/24/07	IDR	59,000,000	USD	6,452	(17)
UBS Securities	11/30/07	USD	6,399	MXN	71,372	(102)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(6,552)

(5) Restricted Securities
(Amounts in 000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues)
at period-end amounts to $5,805 and represents 0.9% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Trilogy International Partners, 8.86%, 6/27/12	6/22, 6/27 & 8/7/07	$5,918
Totals		$5,918

The fund has registration rights for certain restricted securities held as of September 30, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Bond Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $619,341,000. Net unrealized gain aggregated $17,016,000 at period-end, of which $37,066,000 related to appreciated investments and $20,050,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $754,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $7,955,000 and $28,634,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007